Accounting policies, presentation and estimates (Tables)	6 Months Ended
Jun. 30, 2018
Accounting policies, presentation and estimates
The key UK economic assumptions made by the Group
				Severe
	Base Case	Upside	Downside	Downside
	%	%	%	%
Interest rate	1.43	2.29	0.90	0.65
Unemployment rate	4.8	4.0	5.7	7.1
House price growth	2.7	6.5	(2.9)	(5.6)
CRE price growth	0.5	9.0	(5.3)	(8.1)